Pay vs Performance Disclosure - USD ($)	12 Months Ended			17 Months Ended	19 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	May 31, 2023	Dec. 31, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO #1 ($)(1)	Summary Compensation Table Total for PEO #2 ($)(1.1)	Compensation Actually Paid to PEO #1 ($)(2)	Compensation Actually Paid to PEO #2 ($)(2.1)	Average Summary Compensation Table Total For Non-PEO Named Executive Officers ($)(3)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($)(4)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return ($)(5)	Net Income (loss) ($)(in thousands)
2024	$1,548,674		$1,401,296		$523,931	$512,494	$125.31	$(9,895)
2023	$1,289,770	$422,199	$1,056,967	$422,199	$551,710	$475,112	$129.88	$(7,519)
2022		$422,228		$422,228	$583,118	$789,994	$149.79	$(6,537)

Named Executive Officers, Footnote	The dollar amounts reported in column 1 are the amounts reported in the “Total” column of the Summary Compensation Table for Simeon Kohl, who became our CEO in May 2023.The dollar amounts reported in column 1.1 are the amounts reported in the “Total” column of the Summary Compensation Table for Lisa C. Im, Executive Chair of the Board, who served as CEO until May 2023.Our non-PEO Named Executive Officers for 2024 are comprised of Mr. Ramchandani, Mr. Johnston and Ms. Im. Our non-PEO Named Executive Officers for 2023 are comprised of Mr. Ramchandani, Mr. Leach, and Mr. Johnston. Our non-PEO Named Executive Officers for 2022 are comprised of Mr. Kohl, Mr. Leach and Mr. Johnston.
Adjustment To PEO Compensation, Footnote	The amounts shown in column 2 for “Compensation Actually Paid” (CAP) have been calculated in accordance with SEC rules as provided in § 229.402 (Item 402) Executive compensation, paragraph (n)(2)(x). The following table sets forth the adjustments made to the information provided in the Summary Compensation Table to arrive at the Compensation Actually Paid for Mr. Kohl for 2024:

Adjustments to Determine Compensation "Actually Paid" to PEO	2024
Deduction for Amounts Reported under the "Stock Awards" Column in the SCT	(1,079,998)
Deduction for Amounts Reported under the "Option Awards" Column in the SCT	0
Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year end	953,683
Increase for Fair Value of Awards Granted during year that Vest during year	0
Increase/deduction for Change in Fair Value from Prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	(52,180)
Increase/deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	31,117
Deduction of Fair Value of Awards Granted Prior to year that were Forfeited during year	0
Increase based upon Incremental Fair Value of Awards Modified during year	0
Increase based on Dividends or Other Earnings Paid during year prior to Vesting Date of Award	0
Total Adjustments	(147,378)

Non-PEO NEO Average Total Compensation Amount	$ 523,931	$ 551,710	$ 583,118
Non-PEO NEO Average Compensation Actually Paid Amount	$ 512,494	475,112	789,994
Adjustment to Non-PEO NEO Compensation Footnote	The following table sets forth the adjustments made to the information provided in the Summary Compensation Table to arrive at the Average Compensation Actually Paid for our non-PEO Named Executive Officers for each of the years presented:

Adjustments to Determine Average Compensation "Actually Paid" for Non-PEO NEOs	2024	2023	2022
Deduction for Amounts Reported under the "Stock Awards" Column in the SCT	(198,334)	(202,951)	(298,748)
Deduction for Amounts Reported under the "Option Awards" Column in the SCT	—	—	—
Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year end	183,782	217,051	415,605
Increase for Fair Value of Awards Granted during year that Vest during year	—	—	—
Increase/deduction for Change in Fair Value from Prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	(11,132)	(29,593)	88,034
Increase/deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	14,247	(56,214)	1,985
Deduction of Fair Value of Awards Granted Prior to year that were Forfeited during year	—	(4,891)	—
Increase based upon Incremental Fair Value of Awards Modified during year	—	—	—
Increase based on Dividends or Other Earnings Paid during year prior to Vesting Date of Award	—	—	—
Total Adjustments	(11,437)	(76,598)	206,876

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 125.31	129.88	149.79
Net Income (Loss)	$ (9,895,000)	(7,519,000)	(6,537,000)
PEO Name				Lisa C. Im	Simeon Kohl
Additional 402(v) Disclosure	The amounts shown in column 2.1 for “Compensation Actually Paid” (CAP) have been calculated in accordance with SEC rules and represent amounts reported in the Summary Compensation Table. For Ms. Im, our CEO until May 2023, there were no adjustments required to the amounts disclosed in the Summary Compensation Table, as Ms. Im did not have any outstanding restricted stock unit or in-the-money option awards in 2022 or 2023.Total Shareholder Return is calculated as the sum of the difference between our share price at the end of each year shown and the beginning of the measurement period. There were no dividends paid during the measurement period. The share price difference is divided by our share price at the beginning of the measurement period. The beginning of the measurement period for each year in the table is December 31, 2021.
Kohl [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 1,548,674	1,289,770
PEO Actually Paid Compensation Amount	1,401,296	1,056,967
Im [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		422,199	422,228
PEO Actually Paid Compensation Amount		422,199	422,228
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(147,378)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,079,998)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	953,683
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(52,180)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	31,117
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Aggregate Grant Date Fair Value of Option Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Incremental Fair Value Of Awards Modified During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(11,437)	(76,598)	206,876
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(198,334)	(202,951)	(298,748)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	183,782	217,051	415,605
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(11,132)	(29,593)	88,034
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,247	(56,214)	1,985
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(4,891)	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Option Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Incremental Fair Value Of Awards Modified During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0